COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Dec. 31, 2020 USD ($)
COMMITMENTS AND CONTINGENCIES.
2021	$ 10,160
2022	8,208
2023	2,678
2024	858
2025 - thereafter	108
Total	$ 22,012